Revenues from Contracts with Customers - Schedule of Deferred Revenue Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change In Contract With Customer, Liability [Roll Forward]
Deferred revenues, beginning of period	$ 78	$ 36	$ 40
Cash received but not yet recognized	110	71	25
Revenue recognized from prior period deferral	(76)	(29)	(29)
Deferred revenues, end of period	$ 112	$ 78	$ 36